Short-Term Investments (Details) - Schedule of Short-term Investments - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of Short-term Investments [Abstract]
Fair value through other comprehensive income
Bank deposits in USD	[1]		39,069
Total Short-Term Investments			$ 39,069

[1]	The deposits bear interest of 0.63%-0.89% r, as of December 31, 2020.